CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (249)	$ 248	$ 708
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	716	699	731
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	545	447	409
(Gain) loss from disposal of assets	4	(2)	8
Loss on repurchase of Notes	60
Undistributed income of unconsolidated subsidiaries	5	40	3
Other non-cash items	195	331	254
Changes in operating assets and liabilities:
Provisions	46	(48)	121
Deferred income taxes	65	119	(39)
Trade and financing receivables related to sales, net	(97)	279	(810)
Inventories, net	106	473	(172)
Trade payables	96	(161)	(862)
Other assets and liabilities	616	361	330
Net cash provided by operating activities	2,108	2,786	681
Investing activities:
Additions to retail receivables	(3,951)	(4,498)	(6,467)
Collections of retail receivables	4,569	5,146	6,506
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	12	11	25
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	660	726	577
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(503)	(656)	(1,022)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,631)	(1,851)	(1,814)
Other	(77)	174	225
Net cash used in investing activities	(921)	(948)	(1,970)
Financing activities:
Proceeds from long-term debt	12,629	9,927	17,377
Payments of long-term debt	(13,770)	(10,668)	(15,323)
Net increase (decrease) in other financial liabilities	(132)	96	(314)
Dividends paid	(207)	(297)	(382)
Other	(58)	23	18
Net cash provided by (used in) financing activities	(1,538)	(919)	1,376
Effect of foreign exchange rate changes on cash and cash equivalents	(16)	(698)	(491)
Increase (decrease) in cash and cash equivalents	(367)	221	(404)
Cash and cash equivalents, beginning of year	5,384	5,163	5,567
Cash and cash equivalents, end of year	$ 5,017	$ 5,384	$ 5,163